Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Inventories (Table)
	December 31, 2024	December 31, 2025
Lubricants	$18,078	$15,435
Bunkers	60,511	36,042
Total	$78,589	$51,477